SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION

31.SEGMENT INFORMATION

(a)	Reportable segments

The operating and reportable segments of the Company are based on the reports which are reviewed by the chief operating decision maker (“CODM”) in making strategic resource allocation decisions. These operating segments are (1) the Mexican project, (2) the Panamanian project, (3) the Nevada projects and (4) the corporate office. The operating segments other than corporate office are each managed by a dedicated General Manager and management team. The corporate office oversees the plans and activities of early stage exploration projects.

During the year ended December 31, 2022, the prior year segment information was reclassified to conform with the current year presentation. The Company acquired Gold Standard Ventures Corp. (note 13), which holds the South Railroad and Lewis projects. For segment reporting, these two projects were combined with the existing Monitor Gold Project and form a new reportable segment called the Nevada projects.

During the year ended December 31, 2022, Camino Rojo declared commercial production, while the Cerro Quema Project in Panama, and the exploration projects in Nevada were focused on the exploration and evaluation of its mineral properties.

(b)	Geographic segments

We conduct our activities in four geographic areas: Mexico, Panama, Nevada USA, and Canada (Corporate).

(i)Income (loss) for the period by segment

	Mexico	Panama	Nevada	Corporate	Total
Year ended December 31, 2022
Revenue (note 5)	$193,109	$—	$—	$121	$193,230
Cost of sales	(65,320)	—	—	(49)	(65,369)
Earnings from mining operations	127,789	—	—	72	127,861
Exploration and evaluation expenses (note 9)	(3,765)	(7,176)	(7,616)	(382)	(18,939)
General and administrative expenses (note 8)	—	—	—	(10,913)	(10,913)
Depreciation	(23)	(15)	(45)	(194)	(277)
Share based payments (note 28)	(37)	(70)	—	(2,340)	(2,447)
Interest income	1,844	—	—	323	2,167
Interest and accretion expense	(2,315)	—	(35)	(6,540)	(8,890)
Loss on early settlement of project loan (note 20)	—	—	—	(13,219)	(13,219)
Foreign exchange gain	(778)	—	37	3,755	3,014
Other	—	—	39	2	41
Income taxes	(29,478)	—	—	(3,150)	(32,628)
Income (loss) for the period	$93,237	$(7,261)	$(7,620)	$(32,586)	$45,770

	Mexico	Panama	Nevada	Corporate	Total
Year ended December 31, 2021
Revenue (note 5)	$4,124	$—	$—	$—	$4,124
Cost of sales	(1,391)	—	—	—	(1,391)
Earnings from mining operations	2,733	—	—	—	2,733
Exploration and evaluation expenses (note 9)	(9,908)	(4,771)	(366)	(63)	(15,108)
General and administrative expenses (note 8)	—	—	—	(7,207)	(7,207)
Depreciation	—	(36)	—	(118)	(154)
Share based payments (note 28)	(89)	(51)	—	(2,189)	(2,329)
Interest and finance costs	(1,406)	—	—	110	(1,296)
Foreign exchange	(3,956)	—	—	230	(3,726)
Other	220	—	—	589	809
Income (loss) for the period	$(12,406)	$(4,858)	$(366)	$(8,648)	$(26,278)

(ii)Assets by segment

	Mexico	Panama	Nevada	Corporate	Total
At December 31, 2022
Property, plant and equipment	$222,767	$39	$577	$1,033	$224,416
Exploration and evaluation properties	—	82,429	160,314	—	242,743
Total assets	348,390	83,291	163,857	18,278	613,816

	Mexico	Panama	Nevada	Corporate	Total
At December 31, 2021
Equipment	$7,466	$37	$—	$132	$7,635
Mineral properties under construction	213,749	—	—	—	213,749
Exploration and evaluation properties	—	82,429	314	—	82,743
Total assets	267,403	83,162	314	14,016	364,895